Provisions for legal proceedings and contingent liabilities (Details Narrative) R$ in Millions	Aug. 31, 2023 BRL (R$)
Provisions For Legal Proceedings And Contingent Liabilities
Contract in amount	R$ 127
Loans amount	R$ 41